Nature and Continuance of Operations and Going Concern	12 Months Ended
Mar. 31, 2022
Nature And Continuance Of Operations And Going Concern [Abstract]
Nature and Continuance of Operations and Going Concern [Text Block]

1. Nature and Continuance of Operations and Going Concern

GreenPower Motor Company Inc. ("GreenPower" or the "Company") was incorporated in the Province of British Columbia on September 18, 2007. The Company is in the business of manufacturing and distributing all-electric transit, school and charter buses.

The primary office is located at Suite 240-209 Carrall St., Vancouver, Canada.

The consolidated financial statements were approved by the Board of Directors on June 30, 2022.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards on the basis that the Company is a going concern, meaning that the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations.

The Company's continuing operations are dependent upon its ability to raise capital and generate cash flows. As at March 31, 2022, the Company had a cash and restricted cash balance of $6,888,322, working capital of $31,581,470, accumulated deficit of ($46,359,308), and shareholder's equity of $34,385,193. These consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence. The continuation of the Company as a going concern is dependent on future cash flows from operations including the successful sale and manufacture of electric buses to achieve a profitable level of operations and obtaining necessary financing to fund ongoing operations. To this end, the Company has a history of delivering all-electric buses to customers, has a backlog of orders for delivery, and has a line of credit with a credit limit of up to $8 million with available liquidity of approximately $2.2 million to meet funding requirements. The Company's ability to achieve its business objectives is subject to material uncertainty which may cast significant doubt upon the Company's ability to continue as a going concern.

The Company faces risks from the COVID-19 global pandemic which has had, and may continue to have, a material adverse impact on our business and financial condition. While we have seen a re-opening of the economy, and a resumption of travel and sales activity, the future impact of the COVID-19 global pandemic is inherently uncertain, and may negatively impact the financial ability of our customers to purchase vehicles from us, of our suppliers' ability to deliver products used in the manufacture of our all-electric vehicles, in our employees' ability to manufacture our vehicles and to carry out their other duties in order to sustain our business, and in our ability to collect certain receivables owing to us, among other factors. These factors may continue to have a negative impact on our financial results, operations, outlook, goals, growth prospects, cash flows, liquidity and share price, and the potential timing, severity, and ultimate duration of any potential negative impacts is uncertain.

The Company's business financial condition and results of operations may be further negatively affected by economic and other consequences from Russia's military action against Ukraine and the sanctions imposed in response to that action in late February 2022. While the Company expects any direct impacts, of the pandemic and the war in the Ukraine, to the business to be limited, the indirect impacts on the economy and other industries in general could negatively affect the business and may make it more difficult for it to raise equity or debt financing. There can be no assurance that the Company will not be impacted by adverse consequences that may be brought about on its business, results of operations, financial position and cash flows in the future.